NOTES RECEIVABLE	12 Months Ended
Jan. 03, 2021
Receivables [Abstract]
NOTES RECEIVABLE

6.    NOTES RECEIVABLE

The Company has undertaken a program in recent years to sell company-managed DSD distribution routes to IOs. Contracts are executed between the Company and the IO for the sale of the product distribution route, including a note in favor of the Company, in certain cases. The notes bear interest at rates ranging from 0.00% to 8.55% with terms ranging generally from one to ten years. The notes receivable balances due from IOs at January 3, 2021 and December 29, 2019 totaled $27.1 million and $34.0 million, respectively, and are collateralized by the routes for which the loans are made. Of the balance at January 3, 2021 and December 29, 2019, $23.1 million and $33.7 million, respectively, relates to a corresponding notes payable, as discussed in further detail within “Note 8. Long-Term Debt”.

Other notes receivable totaled $0.6 million and $1.4 million as of January 3, 2021 and December 29, 2019, respectively.